Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of share-based payment arrangements information
The expense is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Share-based payments	(12.7)	(14.5)	(20.5)
Total included in profit or loss for the year	(12.7)	(14.5)	(20.5)

Summary of movement of share options under Gold Fields limited 2012 share plan
The following table summarises the movement of share options under the Gold Fields Limited 2012 share plan as amended in 2016 during the years ended 31 December 2021, 2020 and 2019:

	2021	2020	2019
	Performance Shares (PS)	Performance Shares (PS)	Performance Shares (PS)

Outstanding at beginning of the year	6,982,838	14,833,390	18,361,977
Movement during the year:
Granted	1,403,675	1,581,749	4,558,177
Exercised and released	(3,038,661)	(7,825,571)	(6,611,023)
Forfeited	(186,108)	(1,606,730)	(1,475,741)
Outstanding at end of the year	5,161,744	6,982,838	14,833,390

Summary of fair value of equity instruments granted
The fair value of equity instruments granted during the year ended 31 December 2021, 2020 and 2019 were valued using the Monte Carlo simulation model:

	2021	2020	2019

Monte-Carlo simulation
Performance shares
The inputs to the model for options granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	63.6%	58.4%	44.7%
– expected term (years)	3 years	3 years	3 years
– dividend yield[1]	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	1.2%	0.3%	1.4%
– weighted average fair value (United States dollars)	10.3	6.4	5.7

[1]There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.